SHAREHOLDERS' EQUITY (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2019 USD ($)	Dec. 31, 2022 shares	Dec. 31, 2021 shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Apr. 04, 2023	Apr. 03, 2023	May 20, 2022	May 19, 2022
SHAREHOLDERS' EQUITY
Number of shares repurchased		0	3,420,063
Payments for repurchase of shares				$ 32,391	¥ 211,352
Number of shares represented by one american depository receipt						20	5	5	1
ADS
SHAREHOLDERS' EQUITY
Number of shares repurchased				319,752.50	319,752.50
Average price | $ / shares				$ 93.80
ADS | 2019 Share Repurchase Program
SHAREHOLDERS' EQUITY
Aggregate authorized amount to be repurchased | $	$ 100,000
Period of share repurchase program	18 months
Common Class A [Member]
SHAREHOLDERS' EQUITY
Conversion ratio		1
Shares issued from depositary bank upon the exercise of share options and vesting of Restricted Shares (in shares)		3,420,063	2,974,987	0	0
Voting rights		one
Common Class A [Member] | 2019 Share Repurchase Program
SHAREHOLDERS' EQUITY
Number of shares repurchased				6,395,050	6,395,050
Common Class B [Member]
SHAREHOLDERS' EQUITY
Voting rights		fifteen
Common Class C [Member]
SHAREHOLDERS' EQUITY
Voting rights		thirty